Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ 60,008,457	$ 35,844,298	$ (13,253,423)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	566,949	3,431,852	2,622,264
(Income)/loss from equity method investment	199,908	22,777	110,494
Changes in operating assets and liabilities:
Advances to suppliers	3,474,401	(2,944,507)	4,295
Advances to suppliers and other receivable - other entities within the Group	2,310,521	14,425,869	(8,805,405)
Accruals and other liabilities	2,891,741	(1,587,610)	1,896,880
Amounts due to related parties	1,002,027	(2,133,647)	(4,514,235)
Net cash used in operating activities	76,143,750	43,789,995	(31,103,672)
Cash flows from investing activities
Loans to related parties	(144,946,712)	(23,267,801)	(22,352,546)
Net cash used in investing activities	(88,575,296)	(17,072,876)	(23,839,186)
Cash flows from financing activities
Proceeds from issue of preference shares, net of issuance cost			37,295,187
Proceeds from issue of ordinary shares			13,199,918
Net cash provided by financing activities	2,587,688	(15,273,959)	67,463,408
Cash and cash equivalents at the beginning of the year	35,067,737	10,088,922
Cash and cash equivalents at end of the year	25,057,905	35,067,737	10,088,922
Supplemental Disclosure of Cash Flow Information
Interest	175,862	216,733	305,004
Income taxes	12,856,660	5,706	1,614
Noncash Investing and Financing Activities:
Preferred stock issued for a decrease in other liabilities			4,654,609
Parent [Member]
Cash flows from operating activities
Net income (loss)	60,284,971	35,987,631	(13,157,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	566,949	3,431,852	2,622,264
(Income)/loss from equity method investment	(61,079,755)	(38,144,127)	10,755,703
Changes in operating assets and liabilities:
Advances to suppliers	(2,577)	(24,092)	1,896
Advances to suppliers and other receivable - other entities within the Group	4,907,455	44,645	(26,973,837)
Loan receivable – related parties	491,600	(2,092,218)	(1,802,879)
Accruals and other liabilities	698,053	273,042	73,578
Amounts due to related parties			(7,175)
Net cash used in operating activities	5,866,696	(523,267)	(28,487,611)
Cash flows from investing activities
Loans to related parties	(22,518,788)		(20,532,237)
Proceeds from related party loan	18,853,890
Net cash used in investing activities	(3,664,898)		(20,532,237)
Cash flows from financing activities
Proceeds from issue of preference shares, net of issuance cost			37,295,187
Proceeds from issue of ordinary shares			13,199,918
Net cash provided by financing activities			50,495,105
Net increase (decrease) in cash and cash equivalents	2,201,798	(523,267)	1,475,257
Cash and cash equivalents at the beginning of the year	1,756,596	2,105,796
Exchange (gains)/losses on cash and cash equivalents	(1,577)	174,067	630,539
Cash and cash equivalents at end of the year	3,956,817	1,756,596	2,105,796
Supplemental Disclosure of Cash Flow Information
Interest
Income taxes
Noncash Investing and Financing Activities:
Preferred stock issued for a decrease in other liabilities			$ 4,654,609